Net Periodic Post Retirement Benefit Cost (Income) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 1.0	$ 1.1	$ 2.9
Interest cost	6.7	7.8	9.4
Expected return on plan assets	(13.7)	(13.8)	(15.4)
Net actuarial loss (gain)	2.9	4.1	7.9
Settlement charges		6.7
Net periodic benefit cost (income)	(3.1)	5.9	4.8
Health Care and Other Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest cost	0.7	0.8	1.1
Amortization of prior service credit	(0.7)	(0.7)	(0.5)
Net actuarial loss (gain)	(0.1)	(0.5)	(1.5)
Net periodic benefit cost (income)	$ (0.1)	$ (0.4)	$ (0.9)